Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 8,254,941	$ 11,015,057	$ 17,857,469	$ 21,701,253	$ 39,914,675	$ 42,998,280
ATGC India [Member]
Total revenue					309,598	496,203
Ameri 100 California [Member]
Total revenue					11,200,756	11,409,871
Ameri 100 Arizona [Member]
Total revenue					7,163,666	13,528,412
Ameri 100 Canada [Member]
Total revenue					706,083	1,049,754
Ameri 100 Georgia [Member]
Total revenue					12,937,677	12,541,132
Bigtech Software [Member]
Total revenue					315,358	840,338
Ameri 100 Consulting Pvt Ltd [Member]
Total revenue					172,699	19,191
Ameri Partners [Member]
Total revenue					$ 7,108,838	$ 3,117,728